DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
DEPOSITS [Abstract]
Scheduled Maturities of Certificates of Deposit
At December 31, 2017, the scheduled maturities of certificates of deposit are as follows:

In thousands	Less than $250,000	$250,000 or more	Total
2018	$56,384	20,466	76,850
2019	23,476	8,903	32,379
2020	18,622	6,989	25,611
2021	9,254	1,249	10,503
2022	7,040	1,609	8,649
Total	$114,776	39,216	153,992